Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Group Companies in the Company

The following table lists the group companies in the Company.

Company name	Jurisdiction	Incorporation Date	Ownership
Brera Holdings PLC	Ireland	June 30, 2022	Holding Company
Brera Milano Srl	Italy	December 20, 2016	100% (via Brera Holdings PLC)
Brera FC	Italy	July 31, 2023	100% (via Brera Milano Srl)
Fudbalski Klub Akademija Pandev	Macedonia	June 9, 2017	90% (via Brera Holdings PLC)
UYBA Volley S.s.d.a.r.l	Italy	June 7, 2002	51% (via Brera Holdings PLC)
Tiverija Brera AD Strumica	Macedonia	June 13, 2024	100% (via FKAP)

Schedule of Functional Currency Used to Measure Financial Statements of Company's Entities

The financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). These consolidated financial statements are presented in euro (the Company’s presentation currency).

Entity	Functional Currency
Brera Holdings. PLC	United States dollar (“US$”)
Brera Milano S.r.l.	Euro (“EUR”)
Brera FC	Euro (“EUR”)
Fudbalski Klub Akademija Pandev	Macedonian Denar
UYBA Volley S.s.d.a.r.l	Euro (“EUR”)
Tiverija Brera AD Strumica	Macedonian Denar

Schedule of Assets and Liabilities Measured at Fair Value in Financial Statements

Fair value hierarchy of assets and liabilities that are recognized and measured at fair value in the financial statements as of December 31, 2024 and 2023 are as follows (level 3 inputs are not applicable):

Fair Value Measurement Using
Level 2
EUR

December 31, 2024
Non-current liabilities
Trade and other payables	1,196,039
Lease liabilities	496,714
Loan payable	217,220
Contingent consideration	120,000

December 31, 2023
Non-current assets
Financial assets at fair value through profit and loss	426,320
Non-current liabilities
Trade and other payables	763
Lease liabilities	601,000
Loan payable	226,077
Contingent consideration	181,000

Schedule of Financial Assets at Amortized Cost

The Company’s current credit risk grading framework comprises the following categories:

Category	Description	Basis of recognizing estimated credit loss (“ECL”)
Low risk	The counterparty has a low risk of default and does not have any past-due amounts.	12-month ECL
Doubtful	There have been significant increases in credit risk since initial recognition through information developed internally or external resources.	Lifetime ECL—not credit-impaired
In default	There is evidence indicating the asset is credit impaired.	Lifetime ECL—credit-impaired
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery.	Amount is written off

Schedule of Financial Assets at Amortized Cost
Financial assets at amortized cost	12-month or lifetime ECL	Gross carrying amount EUR	Loss allowance EUR	Net carrying amount EUR
2024
Trade receivables	Lifetime ECL – Not credit-impaired	1,024,575	20,324	1,004,251
Other receivables	12-month ECL	37,593	-	37,593
		1,062,168	-	1,041,844

2023
Trade receivables	Lifetime ECL – Not credit-impaired	348,200	-	348,200
Other receivables	12-month ECL	-	-	-
		348,200	-	348,200

Schedule of Calculating Depreciation of Assets Over Estimated Useful Lives Using Straight-Line Method

Depreciation is charged to allocate the cost of assets, over their estimated useful lives, using the straight-line method, on the following bases:

Years
Leasehold improvements	5
Furniture and fixtures	5
Office equipment and software	5
Motor vehicles	10
Building	20
Other	5

Schedule of Intangible Assets Acquired and Recognized at Fair Value on Acquisition Date and Subsequently Amortized on a Straight-Line Basis	They are recognized at their fair value at the date of acquisition and are subsequently amortized on a straight-line basis as follows:
Player contracts	2 years (FKAP) & 1 year (UYBA)
Brands	Indefinite
Broadcasting rights	5 years (FKAP)
Season ticket holders	5 years (UYBA)
Stadium lease	16 years (UYBA)
Customer relationships	3 years (UYBA)